Schedule of Fair Value Measurement of Assets and Liabilities (Details) - Recurring fair value measurement [member] - USD ($) $ in Thousands	Jul. 31, 2021	Jan. 31, 2021
Phantom Warrant Liabilities [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities	$ 9,685	$ 8,335
Financial Derivative Liabilities [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities		450
Contingent consideration [member]
IfrsStatementLineItems [Line Items]
Financial assets
Level 1 of fair value hierarchy [member] | Phantom Warrant Liabilities [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities
Level 1 of fair value hierarchy [member] | Financial Derivative Liabilities [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities
Level 1 of fair value hierarchy [member] | Contingent consideration [member]
IfrsStatementLineItems [Line Items]
Financial assets
Level 2 of fair value hierarchy [member] | Phantom Warrant Liabilities [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities	9,685	8,335
Level 2 of fair value hierarchy [member] | Financial Derivative Liabilities [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities		450
Level 2 of fair value hierarchy [member] | Contingent consideration [member]
IfrsStatementLineItems [Line Items]
Financial assets
Level 3 of fair value hierarchy [member] | Phantom Warrant Liabilities [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities
Level 3 of fair value hierarchy [member] | Financial Derivative Liabilities [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities
Level 3 of fair value hierarchy [member] | Contingent consideration [member]
IfrsStatementLineItems [Line Items]
Financial assets